Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	[1]	$ 80,783	$ 236,579
Receivables from related party	[1]	18,088	8,499
Prepaid expenses and other	[1]	632	727
Total current assets	[1]	99,503	245,805
Property and equipment, at cost	[1],[2]	1,176,843	1,119,307
Accumulated depreciation	[1],[2]	(325,562)	(286,049)
Property and equipment, net	[1],[2]	851,281	833,258
Deferred charges and other assets, net	[1]	3,322	1,385
Total assets	[1]	954,106	1,080,448
Current liabilities:
Current portion of debt and capital lease obligations	[1]	913	1,200
Accounts payable	[1]	9,264	4,297
Accrued liabilities	[1]	1,690	1,054
Taxes other than income taxes	[1]	1,276	765
Deferred revenue from related party	[1]	129	124
Total current liabilities	[1]	13,272	7,440
Debt and capital lease obligations, net of current portion	[1]	175,246	1,519
Notes payable to related party	[1]	370,000	0
Deferred income taxes	[1]	320	830
Other long-term liabilities	[1]	1,116	1,065
Commitments and contingencies	[1]
Partners’ capital:
Common unitholders – public (21,509,651 and 17,255,208 units outstanding)	[1]	581,489	374,954
Common unitholder – Valero (15,018,602 and 11,539,989 units outstanding)	[1]	28,430	58,844
Subordinated unitholder – Valero (28,789,989 and 28,789,989 units outstanding)	[1]	(313,961)	146,804
General partner – Valero (1,332,829 and 1,175,102 units outstanding)	[1]	(5,805)	4,617
Net investment	[1]	103,999	484,375
Total partners’ capital	[1]	394,152	1,069,594
Total liabilities and partners’ capital	[1]	$ 954,106	$ 1,080,448

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.